SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2021
Long-term Debt, by Current and Noncurrent [Abstract]
Schedule of short-term and long-term debt

(in thousands of $)	June 30, 2021	December 31, 2020
Long-term debt:
5.75% senior unsecured convertible notes due 2021	146,919	212,230
4.875% senior unsecured convertible notes due 2023	137,900	139,900
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	—
NOK700 million senior unsecured floating rate bonds due 2023	81,238	81,572
NOK700 million senior unsecured floating rate bonds due 2024	80,657	80,989
NOK600 million senior unsecured floating rate bonds due 2025	62,669	62,927
Borrowings secured on Frontline shares	15,639	15,639
Total Fixed Rate and Foreign Debt	675,022	593,257
U.S. dollar denominated floating rate debt due through 2025	1,020,471	1,070,137
Total debt principal	1,695,493	1,663,394
Less: Unamortized debt issuance costs	(13,770)	(14,325)
Less: Current portion of long-term debt	(369,552)	(484,956)
Total long-term debt	1,312,171	1,164,113

Movements in the period:

(in thousands of $)	Fixed Rate and Foreign Debt	U.S. Dollar Floating Rate Debt	Total debt principal
Balance at December 31, 2020	593,257	1,070,137	1,663,394
Drawdowns	150,000	102,000	252,000
Repayments and redemptions	(67,311)	(151,666)	(218,977)
Effects of foreign exchange	(924)	—	(924)
Balance at June 30, 2021	675,022	1,020,471	1,695,493

Schedule of interest rate information

	June 30, 2021	December 31, 2020
Weighted average interest rate*	2.85%	2.91%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	0.15%	0.24%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	0.20%	0.49%
*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

Schedule of fixed rate and foreign debt redemptions
Fixed Rate and Foreign Debt

Redemptions between January 1, 2021 and June 30, 2021

Bond	In Millions of USD
4.875% senior unsecured convertible notes due 2023	2.0
5.75% senior unsecured convertible notes due 2021	65.3

Schedule of floating rate debt new facilities and redemptions
U.S. Dollar Floating Rate Debt

New facilities entered into between January 1, 2021 and June 30, 2021:

Name of facility	Draw down date	Number of wholly owned subsidiaries entering into the facility	Term	Balance outstanding at period end ($ millions)
$51 million term loan facility	Feb. 2021	one	4 years	49.9
$51 million term loan facility	Apr. 2021	one	4 years	51.0

The Company has provided limited corporate guarantees for the above facilities, which bear interest at LIBOR plus a margin.

Facilities redeemed between January 1, 2021 and June 30, 2021:

Name of facility	Original draw down date	Number of wholly owned subsidiaries that had entered into the facility	Original Term	Amount redeemed ($ millions)
$210 million secured term loan facility	Nov. 2015	three	5 years	99.5